Stock-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
Note 17. Stock-based Compensation
Restricted Shares
2021 Restricted Share Plan
On October 27, 2020, in anticipation of the Merger, the Board of Directors approved a Management Equity Term Sheet (“Term Sheet”) which modified the terms of Maven Topco’s legacy Incentive Securities (defined below) and allowed for any unvested Incentive Securities at Closing to be converted to restricted shares under the 2021 Restricted Share Plan, using the Exchange Ratio established during the Merger. See Note 2 –
Reverse Capitalization
.
Specifically, historical unvested Class B and Class C Incentive Securities were converted to restricted shares subject only to service conditions (“Time-Vesting Restricted Shares”) and subject to graded vesting over four years. Historical Class D unvested Incentive Securities were converted to restricted shares with service and market conditions (“Performance-Vesting Restricted Shares”), subject to graded vesting over three years based on a market condition related to volume weighted average trading price performance of the Company’s common stock.
The Company determined that a modification to the terms of Maven Topco’s legacy Incentive Securities occurred on October 27, 2020 (“October Modification”) because the Company removed the Bad Leaver provision (discussed below in “Incentive Securities” section) for vested awards, contingent upon the Closing, representing a change in vesting conditions. The Company further determined that another modification occurred on April 20, 2021 (“April Modification”) since the Incentive Securities, which are private company awards, were exchanged for restricted shares, which are public company awards, representing a change in vesting conditions.

No compensation cost was recognized as a result of the October Modification because the awards were improbable of vesting both before and after the modification date as of October 27, 2020. Upon Closing, the Company recognized total compensation cost of $183.2 million to account for the vesting of the historical Incentive Securities upon removal of the Bad Leaver provision. The Company measured the awards based on their fair values as of October 27, 2020, which is considered to be the grant date fair value of the awards, adjusted for any incremental compensation cost resulting from the April Modification, which is determined to be immaterial.
The estimated October Modification date fair values of the Company’s restricted shares under the 2021 Restricted Shares Plan were calculated based on the following assumptions:

Common share and equivalents price - marketable (1)	$10.26
Discount for lack of marketability (“DLOM”) (2)	16.0%
*Term (3)	4.5	years
*Volatility (4)	83.3%
*Risk-free rate (5)	0.3%

(1)	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020
(2)
Represents the discount for lack of marketability of the historical Incentive Securities as of the modification date on October 27, 2020 (subsequently converted to restricted shares upon Closing), calculated using the Finnerty Method

(3)	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares
(4)	Calculated based on comparable companies’ historical volatilities over a matching term of 4.5 years
(5)	Based on the U.S. Constant Maturity Treasury yield curve as of the modification date over a matching term of 4.5 years

*	Only used to estimate the modification date fair value of historical Class D Incentive Securities (subsequently converted to Performance-Vesting Restricted Shares) under Monte Carlo simulations
Second Spectrum Restricted Shares
On June 15, 2021, as part of the Company’s acquisition of Second Spectrum (See Note 3 –
Business Combinations
), the Company granted 518,706 restricted shares to the founders of Second Spectrum, with 50
% to be vested on each of December 31, 2021 and December 31, 2022 (“Second Spectrum Restricted Shares”). The grant date fair value of the Second Spectrum Restricted Shares is estimated to be equal to the closing price of the Company’s common stock of $
17.74 as of the grant date on June 15, 2021.
A summary of the Company’s overall restricted shares activities for the year ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2021	8,889,155	$8.44
Forfeited	(114,305)	$7.78
Vested	(5,357,366)	$9.13

Unvested restricted shares as of December 31, 2022	3,417,484	$7.39

The compensation cost recognized for the restricted shares during the years ended December 31, 2022, 2021 and 2020 was $42.3 million, $244.8 million, and zero, respectively.
As of December 31, 2022, total unrecognized compensation cost related to the restricted shares was $6.4 million and is expected to be recognized over a weighted-average service period of 1.2 years.

Stock Options
2021 Option Plan
On April 20, 2021 (“Grant Date”), as part of the Merger, the Board of Directors adopted the 2021 Option Plan and granted employees options to purchase the Company’s common stock via an employee benefit trust including 1) options which shall immediately vest upon Closing (“Immediate-Vesting Options”), 2) options subject only to service conditions (“Time-Vesting Options”) and 3) options with service and market conditions (“Performance-Vesting Options”). Immediate-Vesting Options became fully vested and exercisable immediately following the Closing, which aligns with the Grant Date. Time-Vesting Options are subject to graded vesting over the four years following the Grant Date. Performance-Vesting Options are subject to graded vesting over the three years from the Grant Date, subject to a market condition related to volume weighted average trading price performance of the Company’s common stock.
The estimated Grant Date fair value of the Company’s options under the 2021 Option Plan was calculated using a combination of the Black Scholes Option Pricing Model and Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	5.0	years
Common stock price (2)	$16.21
Volatility (3)	90.1%
Risk-free rate (4)	0.8%
Strike price (1)	$10.00
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the Grant Date
(3)	Calculated based on comparable companies’ historical volatilities over a matching term of 5 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 5 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
A summary of the Company’s options activity for the year ended December 31, 2022 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2021	436,238	$10.00	4.30	$—
Forfeited	(78,293)	$10.00

Outstanding as of December 31, 2022	357,945	$10.00	3.30	$—
Exercisable as of December 31, 2022	160,363

Unvested as of December 31, 2022	197,582
The compensation cost recognized for options during the years ended December 31, 2022, 2021 and 2020 was $0.8 million, $1.4 million and zero, respectively. The total fair value of options that vested during the year ended December 31, 2022 was $1.1 million.
As of December 31, 2022, the Company had $1.4 million of unrecognized stock-based compensation expense related to the stock options. This cost is expected to be recognized over a weighted-average period of 2.0 years.
2022 Employee Incentive Plan
The Company created an employee incentive plan involving share-based and cash-based incentives to support the success of the Company by further aligning the personal interests of employees, officers, and directors to those of our shareholders by providing an incentive to drive performance and sustained growth.
On April 5, 2022 (“Grant Date”), the Board of Directors adopted the 2022 Employee Incentive Plan and granted employees 1) Equity-settled Restricted Share Units (“RSUs”), 2) Cash-settled Restricted Share Units (“Cash-settled RSUs”) and 3) Equity-settled Performance-Based Restricted Share Units (“PSUs”).

The RSUs and Cash-settled RSUs are subject to a service condition with graded vesting over the three years following the Grant Date. PSUs vest after three years, subject to a service condition, a market condition related to volume weighted average trading price performance of the Company’s common stock, and performance conditions related to the Company’s cumulative revenue and cumulative adjusted EBITDA.
Equity-settled Restricted Share Units
The estimated Grant Date fair value of the Company’s RSUs is estimated to be equal to the closing price of the Company’s common stock on each grant date.
A summary of the Company’s Equity-settled Restricted Share Units activity for the year ended December 31, 2022 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs as of December 31, 2021	—
Granted	3,364,333	$4.08
Forfeited	(436,170)	$4.26
Vested	(209,027)	$3.23

Unvested RSUs as of December 31, 2022	2,719,136	$4.12

The compensation cost recognized for RSUs during the year ended December 31, 2022 was $4.5 million and zero for the years ended December 31, 2021 and 2020, respectively.
As of December 31, 2022, the Company had $7.4 million of unrecognized stock-based compensation expense related to the RSUs. This cost is expected to be recognized over a weighted-average period of 1.8 years.
Cash-settled Restricted Share Units
Our outstanding Cash-settled RSUs entitle employees to receive cash based on the fair value of the Company’s common stock on the vesting date. The Cash-settled RSUs are accounted for as liability awards and are re-measured
at fair value each reporting period until they become vested with compensation expense being recognized over the requisite service period. The Company has a liability, which is included in “Other current liabilities” within the consolidated balance sheets of less than $0.1 million as of December 31, 2022.
The estimated Grant Date fair value of the Company’s Cash-settled RSUs is estimated to be equal to the closing price of the Company’s common stock on each grant date.
A summary of the Company’s Cash-settled RSUs activity for the year ended December 31, 2022 is as follows:

	Number of Cash- settled RSUs	Weighted Average Grant Date Fair Value per Cash-settled RSU
Unvested Cash-settled RSUs as of December 31, 2021	—
Granted	17,819	$4.27

Unvested Cash-settled RSUs as of December 31, 2022	17,819	$4.27

The compensation cost recognized for Cash-settled RSUs during the year ended December 31, 2022 was less than $0.1 million and zero for the years ended December 31, 2021 and 2020, respectively.
As of December 31, 2022, the Company had less than $0.1 million of unrecognized stock-based compensation expense related to the Cash-settled RSUs. This cost is expected to be recognized over a weighted-average period of 2.0 years.
Equity-settled Performance-Based Restricted Share Units
The Company’s PSUs were adopted in order to provide employees, officers and directors with stock-based compensation tied directly to the Company’s performance, further aligning their interests with those of shareholders and provides compensation only if the designated performance goals are met over the applicable performance period. The awards have the potential to be earned at 50%, 100% or 150% of the number of shares granted depending on achievement the performance goals, but remain subject to vesting for the full three-year service period.

The grant date fair values of PSUs subject to performance conditions are based on the most recent closing stock price of the Company’s shares of common stock. The stock-based compensation expense is recognized over the remaining service period at the time of grant, adjusted for the Company’s expectation of the achievement of the performance conditions.
The estimated Grant Date fair value of the Company’s PSUs subject to a market condition under the 2022 Employee Incentive Plan was calculated using Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	2.7	years
Common stock price (2)	$4.27
Volatility (3)	70.0%
Risk-free rate (4)	2.6%
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the Grant Date
(3)	Calculated based on comparable companies’ historical volatilities over a matching term of 2.7 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 2.7 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
A summary of the Company’s PSUs activity for the year ended December 31, 2022 is as follows:

	Number of PSUs	Weighted Average Grant Date Fair Value per PSU

Unvested PSUs as of December 31, 2021	—
Granted	1,955,072	$3.53
Forfeited	(105,130)	$3.54

Unvested PSUs as of December 31, 2022	1,849,942	$3.53

The compensation cost recognized for PSUs during the year ended December 31, 2022 was $2.2 million and zero for the years ended December 31, 2021 and 2020, respectively.
As of December 31, 2022, the Company had $4.4 million of unrecognized stock-based compensation expense related to the PSUs. This cost is expected to be recognized over a weighted-average period of 2.0 years.
NFL Warrants
On April 1, 2021, the Company entered into a new multi-year strategic partnership with the NFL (the “License Agreement”). Under the terms of the License Agreement, the Company obtains the right to serve as the worldwide exclusive distributor of NFL official data to the global regulated sports betting market, the worldwide exclusive distributor of NFL official data to the global media market, the NFL’s exclusive international distributor of live digital video to the regulated sports betting market (outside of the United States of America where permitted), and the NFL’s exclusive sports betting and
i-gaming
advertising partner. The License Agreement contemplates a
six-year
period (the “Term”), with an initial four-year period commencing April 1, 2021 and years five and six renewable by NFL in one year increments. Pursuant to the License Agreement, the Company, agreed to issue the NFL an aggregate of up to 18,500,000 warrants and 2,000,000 additional warrants for each annual extension, with each warrant entitling NFL to purchase one ordinary share of the Company for an exercise price of $0.01 per warrant share. The warrants will be subject to vesting over the six-year
Term. Additionally, each warrant is issued with one share of redeemable B Share with a par value of $0.0001. The B Shares, which are not separable from the warrants, are voting only shares with no economic rights to dividends or distributions. Pursuant to the License Agreement, when the warrants are exercised, the Company shall purchase or, at its discretion, redeem at the par value an equivalent number of B Shares, and any such purchased or redeemed B Shares shall thereafter be cancelled.
The Company accounts for the License Agreement as an executory contract for the ongoing Data Feeds and the warrants will be accounted for as share-based payments to non-employees.
The awards are measured at grant date fair value when all key terms and conditions are understood by both parties, including for unvested awards and are expensed over the term to align with the data services to be provided over the periods.

The grant date fair value of the warrants is estimated to be equal to the closing price of dMY’s common stock of $15.63, as of the grant date on April, 1, 2021. The Company used dMY’s stock price to approximate the fair value of the Company as the grant date was before the Merger was consummated.
A summary of the Company’s warrants activity for the year ended December 31, 2022 is as follows:

Number of Warrants
Outstanding as of December 31, 2021	18,500,000

Outstanding as of December 31, 2022	18,500,000

The cost recognized for the warrants during the years ended December 31, 2022 and 2021 was $40.1 million and $243.2 million, respectively and zero for the year ended December 31, 2020. As of December 31, 2022, the Company had $5.9 million of unrecognized stock-based compensation expense related to the warrants. The warrants vest over a three-year period and the cost is expected to be recognized over a weighted-average period of 0.3 years. 4,250,000 warrants vested in the year ended December 31, 2022.
Incentive Securities
Prior to the Merger, the Company maintained an equity incentive arrangement providing employees options to purchase historical Maven Topco’s common stock (the “Incentive Securities”) consisting of B Ordinary Shares (“Class B Incentive Securities”), C Ordinary Shares, C1 Ordinary Shares, C2 Ordinary Shares (collectively, “Class C Incentive Securities”), D1 Ordinary Shares, and D2 Ordinary Shares (collectively, “Class D Incentive Securities”), with each share having a par value of $0.01, except for the Class C Incentive Securities, which had a par value of $0.21. In connection with the Merger, any Incentive Securities that remained unvested immediately prior to the Closing were exchanged for restricted shares issued under the 2021 Restricted Share Plan (discussed above in “2021 Restricted Shares Plan” section).
Pursuant to the Business Combination Agreement, a
catch-up
payment of $20.4 million was made to the holders of Class B Incentive Securities (“Incentive Securities
Catch-Up
Payment”) in relation to their rights to distribution upon liquidation events as contemplated in Maven Topco’s Articles of Incorporation. The Incentive Securities
Catch-Up
Payment was recognized as stock-based compensation expense upon Closing.
Based on the forfeiture provisions discussed below, although the Incentive Securities were legally issued, they were not considered outstanding from an accounting perspective.
The Incentive Securities were subject to a repurchase feature, which in most instances was essentially a forfeiture provision. The Company had a call option to any or all of the Incentive Securities and the call option price depended on whether the Incentive Securities holder who left the Company was classified as a “Good Leaver” or a “Bad Leaver”. The repurchase price for a Good Leaver’s vested Incentive Securities was the fair value of the vested Incentive Securities. The repurchase price for any Bad Leaver’s Incentive Securities, and any Incentive Securities a Good Leaver held which remained unvested, was the lower of fair value or the original cost, akin to a forfeiture provision.
Outside of retirement from the Company at the statutory retirement age and any other circumstance in which the Company’s remuneration committee exercised its discretion to deem an individual to be a Good Leaver, any voluntary termination by a holder of Incentive Securities would entitle the Company to require the forfeiture of the Incentive Securities. The Company determined that it was not probable that any participants would reach the statutory retirement age while employed by the Company. Due to the repurchase feature, the Company estimated that holders of Incentive Securities would forfeit all of their Incentive Securities. As such, the Company did not recognize any compensation cost for the Incentive Securities for the period from January 1, 2021 to the Closing on April 20, 2021.
There were no Incentive Securities granted during the period from January 1, 2021 to April 20, 2021. On April 20, 2021, all Incentive Securities were converted to restricted shares pursuant to the Business Combination Agreement. There were no Incentive Securities outstanding as of December 31, 2022.

Stock-based Compensation Summary
The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020

Cost of revenue	$40,639	$243,512	$—
Sales and marketing	2,896	3,546	—
Research and development	1,980	4,670	—
General and administrative	44,323	237,746	—

Total	$89,838	$489,474	$—